CONSOLIDATED STATEMENTS OF CASH FLOWS € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)		Dec. 31, 2014 EUR (€)
Cash flows from Operating Activities:
Earnings / (loss) per share		€ (301)	$ (328)	€ (8,467)		€ (2,473)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Provision for loan losses		551	600	3,218		1,767
Net (gains)/loss on sale of premises and foreclosed assets		1		1		0
Other Than Temporary Impairment of AFS and HTM securities		3	3	31		5
Depreciation of premises and equipment		53	58	57		58
Amortization of software and other intangibles		47	51	58		51
Impairment of goodwill		2		12
Net cash provided by/(used in):
Cash and due from banks at beginning of year	[1]	1,127
Cash and due from banks at end of year		822	896	1,127	[1]
Continuing Discontinuing Operations [Member]
Cash flows from Operating Activities:
Earnings / (loss) per share		(301)	(328)	(8,467)		(2,473)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Provision for loan losses		764	832	3,688		2,172
Net (gains)/loss on sale of premises and foreclosed assets		2	2	(64)		2
Net realized (gain)/loss on sales of available-for-sale securities		(121)	(132)	(17)		(123)
Other Than Temporary Impairment of AFS and HTM securities		10	11	36		6
Equity in earnings of equity method investees		(2)	(2)	11		(8)
Depreciation of premises and equipment		78	85	106		114
Amortization of software and other intangibles		67	73	192		84
Impairment of goodwill		1	1	1,983		58
Impairment of equity method investments		0	0	22		0
Pension liability		34	37	36		32
Provision for deferred income taxes		(61)	(66)	(35)		28
Net gains on the disposal of subsidiaries		(137)	(149)	0		0
Net (gain)/loss from changes in fair value of financial instruments designated at fair value		27	29	(41)		63
Gain on debt extinguishment		0	0	(27)		0
Gain from bargain purchase on business combination		0	0	0		(3)
Interest on financing obligation from sale of real estate		34	37	37		48
Impairment of assets classified as held for sale		5	5	3,619		0
Other non cash items including provisions for contingencies and impairment of other assets		33	36	341		245
Changes in assets and liabilities
Trading assets, derivative instruments and financial assets market-to-market through the profit and loss		230	251	(635)		1,387
Accrued interest receivable		213	232	37		2
Other assets		(147)	(160)	(204)		157
Accounts payable, accrued expenses and other liabilities		(360)	(392)	(331)		171
Insurance reserves		99	108	(154)		(256)
Cash flows provided by/(used in) operating activities		468	510	133		1,706
Activities in available-for-sale securities:
Purchases		(4,123)	(4,492)	(3,384)		(4,828)
Sales proceeds		4,101	4,468	1,181		2,517
Maturities, prepayments and calls		2,948	3,212	2,303		3,956
Activities in held-to-maturity securities:
Purchases		(110)	(120)	(449)		(1,112)
Maturities, prepayments and calls		89	97	540		916
Acquisition of subsidiaries		(4)	(4)	0		(54)
Disposal of subsidiaries, net of cash disposed		3,283	3,577	0		0
Purchases of premises and equipment and intagibles		(177)	(193)	(316)		(849)
Proceeds from sales of premises and equipment and intagibles		14	15	104		12
Disposals / (acquisitions) of equity investments		1	1	(1)		16
Net cash provided by (used in):
Deposits with central bank		(352)	(383)	(4)		(129)
Loan origination and principal collections		881	960	118		(2,114)
Securities purchased under agreements to resell		(1)	(1)	85		(56)
Interest bearing deposits with banks		146	159	252		556
Other		0	0	0		0
Cash flows provided by / (used in) investing activities		6,696	7,296	429		(1,169)
Cash flows from Financing Activities:
Proceeds from issuance of long-term debt		435	474	1,195		3,225
Principal repayments and retirements of long-term debt		(1,567)	(1,707)	(1,034)		(1,963)
Proceeds from issuance of common and preferred stock (net of issue costs of EUR 74 million in 2014, EUR 32 million in 2015 and EUR 30 million in 2016 relating to 2015 issuance)		(30)	(33)	1,421		2,426
Repayment of the convertible securities issued by the Bank to HFSF		(2,029)	(2,210)	0		0
Purchases of treasury stock		(34)	(37)	(67)		(81)
Proceeds from sales of treasury stock		34	37	66		84
Acquisition of and increase of controlling interest in subsidiary companies		0	0	0		(278)
Sale of Real Estate accounted for as financing obligation		(74)	(81)	(74)		43
Disposal of subsidiary shareholding without loss of control		0	0	1		0
Dividends paid to non-controlling interests		(2)	(2)	0		0
Net cash provided by/(used in):
Deposits		(10,570)	(11,515)	2,219		(4,084)
Securities sold under agreements to repurchase		4,822	5,253	(3,488)		316
Other borrowed funds		735	801	(1,291)		509
Cash flows provided by/(used in) financing activities		(8,280)	(9,020)	(1,052)		197
Effect of exchange rate change on cash and due from banks		(28)	(30)	(68)		25
Net increase/(decrease) in cash and due from banks		(1,144)	(1,244)	(558)		759
Cash and due from banks at beginning of year		2,169	2,363	2,727		1,968
Cash and due from banks at end of year		1,025	1,117	2,169		2,727
Cash paid for:
Income taxes		64	70	255		139
Interest		1,181	$ 1,287	1,955		1,910
Supplemental schedule of non cash investing and financing activities:
Common share capital increase of EUR 2,673 million out of which EUR 676 million through subscription in kind (see Note 33)		0		676		0
Common share capital increase of EUR 2,673 million out of which EUR 64 million through mandatory conversion of long term debt securities (see Note 33)		0		64		0
Common share capital increase of EUR 2,673 million out of which EUR 481 million through conversion of preference shares (see Note 33)		0		481		0
Contribution by HFSF of bonds issued by ESM in return for the convertible securities issued by the Bank (see Note 33)		€ 0		€ 2,029		€ 0

[1]	Please see Note 43 for information regarding the restatement